UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JULY 31, 2012

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 20.2%
Hotels, Restaurants & Leisure - 3.6%
Bally Technologies Inc.	2,270	$99,222	*
Penn National Gaming Inc.	1,660	64,607	*

Total Hotels, Restaurants & Leisure		163,829

Household Durables - 1.9%
Mohawk Industries Inc.	1,310	87,023	*

Specialty Retail - 14.7%
Advance Auto Parts Inc.	1,690	118,554
Bed Bath & Beyond Inc.	1,870	113,977	*
Hibbett Sports Inc.	1,970	119,717	*
Jos. A. Bank Clothiers Inc.	2,070	87,478	*
Ross Stores Inc.	2,660	176,730
Urban Outfitters Inc.	1,520	46,436	*

Total Specialty Retail		662,892

TOTAL CONSUMER DISCRETIONARY		913,744

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.9%
Casey’s General Stores Inc.	2,190	130,152

ENERGY - 9.0%
Energy Equipment & Services - 5.4%
Lufkin Industries Inc.	1,100	50,655
Oceaneering International Inc.	1,940	100,278
Oil States International Inc.	1,280	93,056	*

Total Energy Equipment & Services		243,989

Oil, Gas & Consumable Fuels - 3.6%
Pioneer Natural Resources Co.	960	85,085
Whiting Petroleum Corp.	1,990	80,396	*

Total Oil, Gas & Consumable Fuels		165,481

TOTAL ENERGY		409,470

FINANCIALS - 8.9%
Capital Markets - 3.1%
Affiliated Managers Group Inc.	770	85,924	*
Lazard Ltd., Class A	2,010	53,969

Total Capital Markets		139,893

Commercial Banks - 1.7%
Signature Bank	1,200	77,400	*

Diversified Financial Services - 2.2%
Moody’s Corp.	2,510	101,730

Real Estate Management & Development - 1.9%
Jones Lang LaSalle Inc.	1,260	84,029

TOTAL FINANCIALS		403,052

HEALTH CARE - 17.2%
Biotechnology - 7.8%
Alexion Pharmaceuticals Inc.	1,610	168,808	*
Onyx Pharmaceuticals Inc.	1,150	86,216	*
Regeneron Pharmaceuticals Inc.	730	98,294	*

Total Biotechnology		353,318

Health Care Providers & Services - 3.8%
Accretive Health Inc.	3,660	49,703	*
Mednax Inc.	1,840	121,679	*

Total Health Care Providers & Services		171,382

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 2.1%
Mettler-Toledo International Inc.	610	$94,428	*

Pharmaceuticals - 3.5%
Auxilium Pharmaceuticals Inc.	3,000	80,820	*
Shire PLC, ADR	920	79,286

Total Pharmaceuticals		160,106

TOTAL HEALTH CARE		779,234

INDUSTRIALS - 13.2%
Electrical Equipment - 2.4%
EnerSys	3,220	109,963	*

Machinery - 5.9%
IDEX Corp.	2,960	112,924
Joy Global Inc.	1,490	77,391
Parker Hannifin Corp.	940	75,501

Total Machinery		265,816

Professional Services - 2.3%
Equifax Inc.	2,210	103,516

Trading Companies & Distributors - 2.6%
MSC Industrial Direct Co. Inc., Class A Shares	1,700	116,841

TOTAL INDUSTRIALS		596,136

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 2.2%
F5 Networks Inc.	1,080	100,850	*

Electronic Equipment, Instruments & Components - 2.6%
Agilent Technologies Inc.	3,050	116,785

Internet Software & Services - 3.9%
comScore Inc.	3,150	48,510	*
Mercadolibre Inc.	1,080	72,155
Monster Worldwide Inc.	7,550	54,737	*

Total Internet Software & Services		175,402

IT Services - 1.8%
VeriFone Holdings Inc.	2,220	80,564	*

Semiconductors & Semiconductor Equipment - 4.0%
Cymer Inc.	1,860	106,411	*
LSI Corp.	10,570	72,933	*

Total Semiconductors & Semiconductor Equipment		179,344

Software - 6.8%
Amdocs Ltd.	2,630	78,242	*
Check Point Software Technologies Ltd.	2,060	100,054	*
Citrix Systems Inc.	1,820	132,278	*

Total Software		310,574

TOTAL INFORMATION TECHNOLOGY		963,519

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
MATERIALS - 2.4%
Chemicals - 2.4%
Rockwood Holdings Inc.	2,450	$108,339

TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
SBA Communications Corp., Class A Shares	2,150	126,979	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,769,199)				4,430,625

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreements - 4.1%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $185,001; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market Value - $188,700) (Cost - $185,000)	0.180%	8/1/12	$185,000	185,000

TOTAL INVESTMENTS - 102.0% (Cost - $3,954,199#)				4,615,625
Liabilities in Excess of Other Assets - (2.0)%				(90,159)

TOTAL NET ASSETS - 100.0%				$4,525,466

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$4,430,625	—	—	$4,430,625
Short-term investments†	—	$185,000	—	185,000

Total investments	$4,430,625	$185,000	—	$4,615,625

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$921,623
Gross unrealized depreciation	(260,197)

Net unrealized appreciation	$661,426

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2012, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31,2011	—	—
Options written	16	$2,447
Options closed	—	—
Options exercised	—	—
Options expired	(16)	(2,447)

Written options, outstanding as of July 31, 2012	—	—

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended July 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$120

†	At July 31, 2012, there were no open positions held in this derivative.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 26, 2012